21 NET SALES REVENUE (Tables)	12 Months Ended
Dec. 31, 2019
Net Sales Revenue [Abstract]
Schedule of net sales revenue

Net sales revenue is comprised as follows:

		Consolidated
	12/31/2019	12/31/2018	12/31/2017

Gross revenue
Domestic market	14,220,420	14,752,901	11,487,011
Foreign market	14,663,297	11,817,559	9,980,572
	28,883,717	26,570,460	21,467,583
Deductions
Canceled sales, discounts and rebates	(325,794)	(234,851)	(262,989)
Taxes on sales	(3,121,506)	(3,366,724)	(2,679,993)
	(3,447,300)	(3,601,575)	(2,942,982)
Net revenue	25,436,417	22,968,885	18,524,601